SEGMENT INFORMATION (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Number of Reportable Segments | segment	2
Impairment charges for long-lived assets	$ 54,015	$ 65,285	$ 5,938
Impairment loss of project assets	$ 60,245	33,052	16,239
CS PowerTech Inc
Segment Reporting Information [Line Items]
Ownership percentage	75.10%
Manufacturing Segment
Segment Reporting Information [Line Items]
Impairment charges for long-lived assets	$ 54,015	65,285	5,938
Recurrent Energy Segment
Segment Reporting Information [Line Items]
Impairment loss of project assets	$ 60,245	$ 33,052	$ 16,239